GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Gain on Termination of Charters) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
(Loss)/ gain on sale of vessels	$ (2,578)	$ (1,699)	$ (167)
Notes Compensation Received on Termination of Charters, Face Value		6,000
Compensation Received on Termination of Charters, Notes Receivable	3,400	2,800
Total compensation received on termination of charters	$ 0	$ 2,823	$ 0
Apexindo [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Term		6 years